UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-21624

Allianz Variable Insurance Products Fund of Funds Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Amanda Farren, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

AZL Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL Balanced Index Strategy Fund	$11	0.10%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 13.34%. That compared to 17.88%, 7.30% and 12.71% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, outperformed its blended benchmark, the Balanced Composite Index, for the year ended December 31, 2025.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

Growth of a $10,000 initial investment

	AZL Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.99999999849
Dec 16	$10,675	$11,196	$10,265	10,727.8923985134
Dec 17	$11,903	$13,640	$10,628	12,060.738847299
Dec 18	$11,384	$13,042	$10,629	11,842.858012292
Dec 19	$13,347	$17,149	$11,556	14,189.6415312498
Dec 20	$14,981	$20,304	$12,423	16,220.5587000158
Dec 21	$16,485	$26,132	$12,232	18,314.1622542727
Dec 22	$13,996	$21,399	$10,641	15,494.492118554
Dec 23	$15,845	$27,025	$11,229	17,914.9169253214
Dec 24	$17,170	$33,786	$11,369	20,197.7968474195
Dec 25	$19,460	$39,827	$12,199	22,764.2870184373

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	13.34%	5.37%	6.88%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Balanced Composite Index	12.71%	7.01%	8.57%

 Fund Statistics

Net Assets	$321,772,154
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$162,251
Portfolio Turnover Rate	12%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.0%
Domestic Equity Funds	35.9%
International Equity Fund	14.1%

AZL Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822304 02/26

AZL DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL DFA Multi-Strategy Fund	$10	0.09%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 15.03%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, outperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

• The Fund's more value-oriented style within non-U.S. stocks.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

Growth of a $10,000 initial investment

	AZL DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,932	$11,196	$10,265	10,821.4765100701
Dec 17	$12,320	$13,640	$10,628	12,365.1006711443
Dec 18	$11,592	$13,042	$10,629	12,085.0111856857
Dec 19	$13,513	$17,149	$11,556	14,756.1521252837
Dec 20	$14,951	$20,304	$12,423	17,024.6085011233
Dec 21	$17,016	$26,132	$12,232	19,740.4921700278
Dec 22	$15,074	$21,399	$10,641	16,599.5525727115
Dec 23	$17,067	$27,025	$11,229	19,539.1498881485
Dec 24	$18,610	$33,786	$11,369	22,495.7494407221
Dec 25	$21,407	$39,827	$12,199	25,591.9463087319

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	15.03%	7.44%	7.91%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

 Fund Statistics

Net Assets	$630,206,147
Number of Portfolio Holdings	3
Total Advisory Fees Paid	$320,083
Portfolio Turnover Rate	9%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	43.5%
Fixed Income Fund	39.8%
International Equity Fund	16.7%

AZL DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822403 02/26

AZL MVP Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Balanced Index Strategy Fund	$15	0.14%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 10.70%. That compared to 17.88%, 7.30% and 12.71% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Balanced Composite Index for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.99999999849
Dec 16	$10,661	$11,196	$10,265	10,727.8923985134
Dec 17	$11,876	$13,640	$10,628	12,060.738847299
Dec 18	$11,349	$13,042	$10,629	11,842.858012292
Dec 19	$13,269	$17,149	$11,556	14,189.6415312498
Dec 20	$14,062	$20,304	$12,423	16,220.5587000158
Dec 21	$15,471	$26,132	$12,232	18,314.1622542727
Dec 22	$13,171	$21,399	$10,641	15,494.492118554
Dec 23	$14,864	$27,025	$11,229	17,914.9169253214
Dec 24	$16,095	$33,786	$11,369	20,197.7968474195
Dec 25	$17,818	$39,827	$12,199	22,764.2870184373

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	10.70%	4.85%	5.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Balanced Composite Index	12.71%	7.01%	8.57%

 Fund Statistics

Net Assets	$681,153,184
Number of Portfolio Holdings	7
Total Advisory Fees Paid	$697,855
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Fixed Income Fund	50.1%
Domestic Equity Funds	35.1%
International Equity Fund	14.8%

AZL MVP Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822809 02/26

AZL MVP DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP DFA Multi-Strategy Fund	$14	0.13%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 12.05%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests  in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

• The Fund's more value-oriented style within non-U.S. stocks.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable markets, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,905	$11,196	$10,265	10,821.4765100701
Dec 17	$12,274	$13,640	$10,628	12,365.1006711443
Dec 18	$11,510	$13,042	$10,629	12,085.0111856857
Dec 19	$13,329	$17,149	$11,556	14,756.1521252837
Dec 20	$13,832	$20,304	$12,423	17,024.6085011233
Dec 21	$15,733	$26,132	$12,232	19,740.4921700278
Dec 22	$13,884	$21,399	$10,641	16,599.5525727115
Dec 23	$15,785	$27,025	$11,229	19,539.1498881485
Dec 24	$17,197	$33,786	$11,369	22,495.7494407221
Dec 25	$19,269	$39,827	$12,199	25,591.9463087319

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP DFA Multi-Strategy Fund	12.05%	6.85%	6.78%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

 Fund Statistics

Net Assets	$1,207,323,128
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$1,233,035
Portfolio Turnover Rate	9%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Fund	42.6%
Fixed Income Fund	39.9%
International Equity Fund	17.5%

AZL MVP DFA Multi-Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822833 02/26

AZL MVP FIAM Multi-Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP FIAM Multi-Strategy Fund	$16	0.15%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 7.91%. That compared to 17.88%, 7.30% and 11.64% total returns for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income and Growth Composite Index (a blended index comprised of (40%) S&P 500 Index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equity markets delivered positive returns over the period, driven by resilient corporate earnings, continued enthusiasm for artificial intelligence (AI), and the Federal Reserve’s pivot to lower rates late in the year. All 11 sectors of the stock market posted positive returns for the period, led by the technology, communication services, and financials sectors. All major fixed income asset categories ended 2025 in positive territory. The global economy remained solid against a backdrop of economic and geopolitical uncertainty. Treasury yields ended the year modestly lower than where they began in 2025, and real yields remained at the high end of their range over the past decade. Softer labor market data, Federal Reserve easing, sticky inflation, and medium-term fiscal challenges continued to influence yield movements.

The Fund underperformed its blended benchmark, the Income and Growth Composite Index, for the year ended December 31, 2025. During this period, the AZL Fidelity Asset Management Multi-Strategy Fund's (the "Underlying Fund") equity component underperformed its equity benchmark, the S&P 500 Index.

Within equities, the following factors detracted from the Underlying Fund’s, and therefore the Fund's, relative performance:

• Stock selection based on quality measures amid investor enthusiasm for higher-risk growth opportunities.

• Stock selection within information technology and industrials.

The Underlying Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Underlying Fund’s, and therefore the Fund's, relative performance:

• The Underlying Fund’s holdings of high-yield corporate bonds.

• The Underlying Fund’s above-benchmark exposure to emerging markets.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

• An underweight position to U.S. Treasuries.

The Underlying Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Underlying Fund's performance.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP process was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP FIAM Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000021
Dec 16	$10,082	$11,196	$10,265	10,635.7214934432
Dec 17	$11,184	$13,640	$10,628	11,763.3703329995
Dec 18	$10,945	$13,042	$10,629	11,600.6559031306
Dec 19	$12,723	$17,149	$11,556	13,636.4783047456
Dec 20	$13,634	$20,304	$12,423	15,428.859737642
Dec 21	$15,144	$26,132	$12,232	16,958.2492431923
Dec 22	$13,053	$21,399	$10,641	14,433.0221998013
Dec 23	$14,701	$27,025	$11,229	16,390.0100908208
Dec 24	$16,326	$33,786	$11,369	18,090.9434914267
Dec 25	$17,618	$39,827	$12,199	20,197.4016145351

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	7.91%	5.26%	5.83%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Income and Growth Composite Index	11.64%	5.53%	7.28%

 Fund Statistics

Net Assets	$265,952,620
Number of Portfolio Holdings	3
Total Advisory Fees Paid	$261,166
Portfolio Turnover Rate	6%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Balanced Funds	100.0%

AZL MVP FIAM Multi-Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822858 02/26

AZL MVP Global Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Global Balanced Index Strategy Fund	$16	0.15%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 10.79%. That compared to 21.60%, 7.30% and 14.43% total return for its benchmarks, the MSCI World Index (gross of withholding taxes), the Bloomberg U.S. Aggregate Bond Index and the Global Balanced Composite Index (a blended index comprised of (50%) MSCI World Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Global Balanced Composite Index, for the year ended December 31, 2025.

The following factors from the underlying funds detracted from the Fund's relative performance:

• Underweight to investment grade corporate bonds from a duration-weighted perspective within the fixed income underlying fund.

• Exclusion of a small number of holdings in the underlying equity fund which are held by its benchmark index.

The following factors from the underlying funds contributed to the Fund's relative performance:

• Overweight positioning in Agency mortgage-backed securities in the fixed income underlying fund.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions,  was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP Global Balanced Index Strategy Fund	MSCI World Index (gross of withholding taxes)	MSCI World Index (net of withholding taxes)	Bloomberg U.S. Aggregate Bond Index	Global Balanced Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.9999999666	9,999.99999999945
Dec 16	$10,334	$10,815	$10,751	10,264.7242131162	10,543.6629289835
Dec 17	$11,527	$13,311	$13,159	10,628.2850316462	11,913.6935100231
Dec 18	$10,861	$12,219	$12,013	10,629.4795886214	11,455.6574923541
Dec 19	$12,621	$15,689	$15,337	11,556.040303275	13,560.3126061834
Dec 20	$13,606	$18,277	$17,776	12,423.4964162876	15,392.4566768595
Dec 21	$14,701	$22,361	$21,654	12,231.9518021821	16,928.3044512393
Dec 22	$12,335	$18,396	$17,726	10,640.5422249567	14,360.1766904511
Dec 23	$14,044	$22,888	$21,942	11,228.835566598	16,474.3459055377
Dec 24	$15,369	$27,281	$26,039	11,369.2219798104	18,122.3241590204
Dec 25	$17,026	$33,173	$31,532	12,199.2832657741	20,738.0224260947

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	10.79%	4.59%	5.47%
MSCI World Index (gross of withholding taxes)	21.60%	12.66%	12.74%
MSCI World Index (net of withholding taxes)	21.09%	12.15%	12.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Global Balanced Composite Index	14.43%	6.14%	7.57%

 Fund Statistics

Net Assets	$414,175,903
Number of Portfolio Holdings	10
Total Advisory Fees Paid	$429,016
Portfolio Turnover Rate	5%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
International Equity Fund	50.0%
Fixed Income Fund	50.0%
Convertible Bond	0.0%
Private Placements	0.0%
Corporate Bonds	0.0%

AZL MVP Global Balanced Index Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822874 02/26

AZL MVP Growth Index Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Growth Index Strategy Fund	$14	0.13%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.80%. That compared to 17.88%, 7.30% and 15.33% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Growth Composite Index (a blended index comprised of (75%) S&P 500 Index and (25%) Bloomberg U.S. Aggregate Bond Index), respectively

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Growth Composite Index, for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund's relative performance:

• The Fund's allocation to developed market non-U.S. equities.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP Growth Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Growth Composite Index
Dec 15	$10,000	$10,000	$10,000	9,999.99999999518
Dec 16	$10,680	$11,196	$10,265	10,961.5591687252
Dec 17	$12,384	$13,640	$10,628	12,831.9155809134
Dec 18	$11,586	$13,042	$10,629	12,446.9688812258
Dec 19	$13,963	$17,149	$11,556	15,630.9895552848
Dec 20	$14,624	$20,304	$12,423	18,247.550339175
Dec 21	$17,022	$26,132	$12,232	22,012.490578217
Dec 22	$14,452	$21,399	$10,641	18,334.2306449788
Dec 23	$16,881	$27,025	$11,229	22,162.7005491441
Dec 24	$18,924	$33,786	$11,369	26,324.4320017101
Dec 25	$21,157	$39,827	$12,199	30,359.1041240297

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	11.80%	7.67%	7.78%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Growth Composite Index	15.33%	10.72%	11.75%

 Fund Statistics

Net Assets	$1,697,468,057
Number of Portfolio Holdings	7
Total Advisory Fees Paid	$1,747,218
Portfolio Turnover Rate	12%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	53.0%
Fixed Income Fund	24.7%
International Equity Fund	22.3%

AZL MVP Growth Index Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822882 02/26

AZL MVP Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP Moderate Index Strategy Fund	$16	0.15%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 11.26%. That compared to 17.88%, 7.30% and 13.76% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive returns for the period. A variety of factors drove these gains, including a general business-friendly political climate, increasing expectations of a mostly dovish Federal Reserve, and continued enthusiasm that artificial intelligence would lead to improved business productivity. Gains were choppy at times, especially early in the period with the announcement of trade tariffs in April.

Non-U.S. equities also gained, largely outpacing U.S. equities, as many international economies grew steadily after a period of stagnation. A weakening U.S. dollar provided a boost to U.S.-based investors.

Bonds gained as yields generally declined. Yields at the front end of the curve fell the most, as the yield curve steepened. Declining credit spreads further contributed to price gains among bonds with more credit risk.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2025.

The following factors detracted from the Fund's relative performance:

• The Fund's allocations to mid- and small-cap U.S. equities.

• The Fund's fixed income allocation.

The following factors contributed to the Fund’s relative performance:

• The Fund's allocation to developed market non-U.S. equities.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,543	$11,196	$10,265	10,821.4765100701
Dec 17	$11,937	$13,640	$10,628	12,365.1006711443
Dec 18	$11,309	$13,042	$10,629	12,085.0111856857
Dec 19	$13,417	$17,149	$11,556	14,756.1521252837
Dec 20	$14,281	$20,304	$12,423	17,024.6085011233
Dec 21	$16,060	$26,132	$12,232	19,740.4921700278
Dec 22	$13,590	$21,399	$10,641	16,599.5525727115
Dec 23	$15,572	$27,025	$11,229	19,539.1498881485
Dec 24	$17,118	$33,786	$11,369	22,495.7494407221
Dec 25	$19,046	$39,827	$12,199	25,591.9463087319

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	11.26%	5.93%	6.65%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

 Fund Statistics

Net Assets	$305,008,489
Number of Portfolio Holdings	7
Total Advisory Fees Paid	$307,310
Portfolio Turnover Rate	12%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	42.6%
Fixed Income Fund	39.9%
International Equity Fund	17.5%

AZL MVP Moderate Index Strategy Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822866 02/26

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Annual Shareholder Report - December 31, 2025

This annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://pex.broadridge.com/funds.asp?cid=allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	$14	0.13%

How did the Fund perform last year?

For the year ended December 31, 2025, the Fund returned 8.39%. That compared to 17.88%, 7.30% and 13.76% total returns for its benchmarks, the S&P 500 Index, the Bloomberg  U.S. Aggregate Bond Index and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities produced outsized gains for the third consecutive year, overcoming concerns around tariffs, the economy, and elevated valuations. After a challenging start to the year, stocks advanced on the strength of resilient corporate earnings, led by Big Tech and artificial intelligence (AI)-related investments.

The Federal Reserve reduced interest rates by 25 basis points three times in the final months of the year, ending the year with a target in the 3.50% to 3.75% range. Partly because of these decreases, short- and intermediate-term U.S. Treasury yields declined during the year, while 30-year Treasury yields rose modestly.

The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2025.

Within equities, the following factors detracted from the Fund's relative performance:

• Stock selection in health care and information technology.

Within equities, the following factors contributed to the Fund's relative performance:

• The Fund's below-benchmark exposure to the consumer staples and real estate sectors.

Meanwhile, the Fund's fixed income allocation outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2025.

Within fixed income, the following factors contributed to the Fund's relative performance:

• The Fund's above-benchmark exposure to high-yield bonds.

During the year, the AZL T. Rowe Capital Appreciation Fund (the "Underlying Fund") maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Underlying Fund's covered call strategy made a modestly positive contribution to returns.

While market volatility was relatively low during much of the year, U.S. equities experienced heightened volatility as investors grappled with the announcement of tariffs by the Trump administration. As a result, the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged during the second quarter, which had a negative impact on the Fund’s performance.

Growth of a $10,000 initial investment

	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 15	$10,000	$10,000	$10,000	10,000.0000000028
Dec 16	$10,762	$11,196	$10,265	10,821.4765100701
Dec 17	$12,291	$13,640	$10,628	12,365.1006711443
Dec 18	$12,086	$13,042	$10,629	12,085.0111856857
Dec 19	$14,671	$17,149	$11,556	14,756.1521252837
Dec 20	$15,847	$20,304	$12,423	17,024.6085011233
Dec 21	$18,548	$26,132	$12,232	19,740.4921700278
Dec 22	$16,006	$21,399	$10,641	16,599.5525727115
Dec 23	$18,783	$27,025	$11,229	19,539.1498881485
Dec 24	$21,269	$33,786	$11,369	22,495.7494407221
Dec 25	$23,053	$39,827	$12,199	25,591.9463087319

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	8.39%	7.78%	8.71%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Moderate Composite Index	13.76%	8.49%	9.85%

 Fund Statistics

Net Assets	$956,155,931
Number of Portfolio Holdings	5
Total Advisory Fees Paid	$1,012,336
Portfolio Turnover Rate	14%

The Fund's past performance is not a good predictor of the Fund's future performance. Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain more recent performance information, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of December 31, 2025)

Portfolio Composition

Type of Security	Percent of Total Investments
Domestic Equity Funds	81.1%
Fixed Income Fund	18.9%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

Annual Shareholder Report - December 31, 2025

Additional information about the Fund (e.g. Financial Information, Holdings, Prospectus and Statement of Additional Information) is available on the Fund's Website at https://connect.rightprospectus.com/Allianz?site=AZLFunds, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

 https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018822841 02/26

(b)           Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party(the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

(a)(1)      The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee.
(a)(2)      Tamara Lynn Fagely is an “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.
                                                                                                                                                            2025                                      2024
(a)           Audit Fees                                                                                                                           $161,940                               $160,338

                                                                                                                                                             2025                                      2024
(b)           Audit-Related Fees                                                                                                              $0                                          $0
                Related to the consent on Form N-1A for the annual registration statement.

                                                                                                                                                             2025                                     2024
(c)           Tax Fees                                                                                                                               $44,037                                $44,037
                Preparation of the funds’ federal income tax return

                                                                                                                                                             2025                                     2024
(d)           All Other Fees                                                                                                                      $0                                         $0

4(e)(1)    The Audit Committee (“Committee”) of the Registrant is responsible for pre-approving all audit and non-audit services performed by the independent auditor in order to assure that the provision of such services does not impair the auditor’s independence. Before the Registrant engages the independent auditor to render a service, the engagement must be either specifically approved by the Committee or entered into pursuant to the pre-approval policy.  The Committee may delegate preapproval authority to one or more of its members.  The member or members to whom such authority is delegated shall report any pre-approval decisions to the Committee at its next scheduled meeting.  The Committee may not delegate to management the Committee’s responsibilities to pre-approve services performed by the independent auditor.  The Committee has delegated pre-approval authority to its Chairman for any services not exceeding $10,000.

4(e)(2)    During the previous two fiscal years, the Registrant did not receive any non-audit services pursuant to a waiver from the audit committee approval or pre-approval requirement under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)           Not applicable.

 (g)          The aggregate fees billed for each of the last two fiscal years for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were as follows:
                                                                                                                                                                2025                                     2024
                                                                                                                                                                $44,037                                 $44,037

 (h)          The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

 (i)           Not applicable.

 (j)           Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® Balanced Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (99.9%):
Domestic Equity Funds (35.8%):
581,258 AZL Mid Cap Index Fund, Class 2 $ 9,544,251
4,321,296 AZL S&P 500 Index Fund, Class 2 99,476,233
564,359 AZL Small Cap Stock Index Fund, Class 2 6,298,246
115,318,730
Fixed Income Fund (50.0%):
16,462,875 AZL Enhanced Bond Index Fund 160,842,287
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (14.1%):
2,063,679 AZL International Index Fund, Class 2 $ 45,194,569
Total Affiliated Investment Companies (Cost $252,207,680) 321,355,586
Total Investment Securities
(Cost $252,207,680 ) — 99.9% (a) 321,355,586
Net other assets (liabilities) — 0.1% 416,568
Net Assets — 100.0% $ 321,772,154
(a) See Federal Tax Information listed in the Notes to the Financial Statements.

AZL Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 252,207,680
aaa
aaa
Investments in affiliates, at value $ 321,355,586
Interest and dividends receivable 9
Receivable for capital shares issued 465,597
Receivable for affiliated investments sold 60,808
Prepaid expenses 1,486
Total Assets 321,883,486
Liabilities:
Cash overdraft 60,808
Payable for capital shares redeemed 1,916
Management fees payable 13,702
Administration fees payable 13,160
Custodian fees payable 1,322
Administrative and compliance services fees payable 818
Transfer agent fees payable 1,251
Trustee fees payable 2,083
Other accrued liabilities 16,272
Total Liabilities 111,332
Commitments and contingent liabilities^
Net Assets
$ 321,772,154
Net Assets Consist of:
Paid-in capital $ 221,181,750
Total distributable earnings 100,590,404
Net Assets
$ 321,772,154
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,998,743
Net Asset Value (offering and redemption price per share) $ 15.32
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 9,513,281
Dividends from non-affiliates 483
Total Investment Income 9,513,764
Expenses:
Management fees 162,251
Administration fees 82,909
Custodian fees 9,897
Administrative and compliance services fees 9,624
Transfer agent fees 8,260
Trustee fees 16,828
Professional fees 21,590
Shareholder reports 5,266
Other expenses 6,867
Total expenses 323,492
Net Investment Income/(Loss)
9,190,272
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 5,335,375
Net realized gains distributions from affiliated underlying funds 21,142,854
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 4,863,243
Net realized and Change in net unrealized gains/(losses) on
investments
31,341,472
Change in Net Assets Resulting From Operations
$ 40,531,744

AZL Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 9,190,272 $ 8,641,564
Net realized gains/(losses) on investments 26,478,229 20,765,236
Change in unrealized appreciation/(depreciation) on investments 4,863,243 (1,592,915)
Change in net assets resulting from operations 40,531,744 27,813,885
Distributions to Shareholders:
Distributions (28,904,453) (14,621,822)
Change in net assets resulting from distributions to shareholders (28,904,453) (14,621,822)
Capital Transactions:
Proceeds from shares issued 3,844,057 3,647,291
Proceeds from dividends reinvested 28,904,453 14,621,822
Value of shares redeemed (55,262,662) (46,427,551)
Change in net assets resulting from capital transactions (22,514,152) (28,158,438)
Change in net assets (10,886,861) (14,966,375)
Net Assets:
Beginning of period 332,659,015 347,625,390
End of period $ 321,772,154 $ 332,659,015
Share Transactions:
Shares issued 248,829 246,383
Dividends reinvested 1,910,407 969,617
Shares redeemed (3,610,302) (3,121,198)
Change in shares (1,451,066) (1,905,198)

AZL Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$14.82 $14.28 $13.76 $17.96 $17.48
Investment Activities:
Net Investment Income/(Loss)(a) 0 .44  0 .37  0 .20  0 .21  0 .15
Net Realized and Unrealized Gains/(Losses) on Investments 1 .52  0 .83  1 .49  ( 2 .97 ) 1 .56
Total from Investment Activities 1 .96  1 .20  1 .69  ( 2 .76 ) 1 .71
Distributions to Shareholders From:
Net Investment Income ( 0 .44 ) ( 0 .22 ) ( 0 .27 ) ( 0 .37 ) ( 0 .34 )
Net Realized Gains ( 1 .02 ) ( 0 .44 ) ( 0 .90 ) ( 1 .07 ) ( 0 .89 )
Total Dividends ( 1 .46 ) ( 0 .66 ) ( 1 .17 ) ( 1 .44 ) ( 1 .23 )
Net Asset Value, End of Period
$15.32 $14.82 $14.28 $13.76 $17.96
Total Return
(b) 13.34% 8 .36% 13.21% (15.10) % 10.04%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $321,772 $332,659 $347,625 $343,081 $445,174
Net Investment Income/(Loss) 2 .83% 2 .52% 1 .43% 1 .35% 0 .85%
Expenses Before Reductions*(c) 0 .10% 0 .10% 0 .09% 0 .09% 0 .08%
Expenses Net of Reductions* 0 .10% 0 .10% 0 .09% 0 .09% 0 .08%
Portfolio Turnover Rate 12% 12% 5% 8% 13%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Annual Rate Annual Expense Limit
AZL Balanced Index Strategy Fund 0.05% 0.20%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 167,169,124 $ 10,121,843 $ (19,932,041) $ (2,768,137) $ 6,251,498 $ 160,842,287 16,462,875 $ 7,272,347 $ —
AZL International Index Fund,
Class 2 45,253,594 1,629,334 (12,400,115) 2,480,810 8,230,946 45,194,569 2,063,679 1,100,504 494,870
AZL Mid Cap Index Fund, Class 2 10,318,624 3,516,249 (2,171,457) 71,811 (2,190,976) 9,544,251 581,258 112,190 2,772,980
AZL S&P 500 Index Fund, Class 2 103,147,864 23,799,984 (26,130,803) 5,342,796 (6,683,608) 99,476,233 4,321,296 944,459 16,952,964
AZL Small Cap Stock Index Fund,
Class 2 6,991,253 1,566,071 (1,722,556) 208,095 (744,617) 6,298,246 564,359 83,781 922,040
$ 332,880,459 $ 40,633,481 $ (62,356,972) $ 5,335,375 $ 4,863,243
$ 321,355,586
$ 9,513,281 $ 21,142,854

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2025, the Fund did not directly invest in derivatives.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 321,355,586 $ — $ — $ 321,355,586
Total Investment Securities $321,355,586 $— $— $321,355,586
Purchases Sales
AZL Balanced Index Strategy Fund $40,633,481 $62,356,972

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $256,564,312. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
Unrealized appreciation $71,350,396
Unrealized depreciation (6,559,122)
Net unrealized appreciation/(depreciation) $64,791,274
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $8,720,804 $20,183,649 $28,904,453
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Balanced Index Strategy Fund $4,927,798 $9,694,024 $14,621,822
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL Balanced Index Strategy Fund $9,524,833 $26,274,297 $— $64,791,274 $100,590,404
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 14.89% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $20,183,649.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® DFA Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Fund (43.5%):
16,991,457 AZL DFA U.S. Core Equity Fund $ 274,072,207
Fixed Income Fund (39.8%):
25,707,711 AZL Enhanced Bond Index Fund 251,164,336
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.7%):
8,235,886 AZL DFA International Core Equity Fund $ 105,254,627
Total Affiliated Investment Companies (Cost $508,535,402) 630,491,170
Total Investment Securities
(Cost $508,535,402 ) — 100.0% (a) 630,491,170
Net other assets (liabilities) — 0.0%
†
(285,023)
Net Assets — 100.0% $ 630,206,147
(a) See Federal Tax Information listed in t he Notes to the Financial Statements.
† Represents less than 0.05%.

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 508,535,402
aaa
aaa
Investments in affiliates, at value $ 630,491,170
Receivable for affiliated investments sold 92,470
Prepaid expenses 2,913
Total Assets 630,586,553
Liabilities:
Cash overdraft 92,470
Payable for capital shares redeemed 207,040
Management fees payable 26,907
Administration fees payable 13,087
Custodian fees payable 2,859
Administrative and compliance services fees payable 1,561
Transfer agent fees payable 1,227
Trustee fees payable 3,974
Other accrued liabilities 31,281
Total Liabilities 380,406
Commitments and contingent liabilities^
Net Assets
$ 630,206,147
Net Assets Consist of:
Paid-in capital $ 453,853,318
Total distributable earnings 176,352,829
Net Assets
$ 630,206,147
Shares of beneficial interest (unlimited number of shares authorized, no par value) 45,168,010
Net Asset Value (offering and redemption price per share) $ 13.95
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 15,990,589
Dividends from non-affiliates 41
Total Investment Income 15,990,630
Expenses:
Management fees 320,083
Administration fees 85,561
Custodian fees 20,250
Administrative and compliance services fees 19,115
Transfer agent fees 8,432
Trustee fees 33,457
Professional fees 42,835
Shareholder reports 9,706
Other expenses 14,002
Total expenses 553,441
Net Investment Income/(Loss)
15,437,189
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 11,926,358
Net realized gains distributions from affiliated underlying funds 28,271,084
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 33,735,843
Net realized and Change in net unrealized gains/(losses) on
investments
73,933,285
Change in Net Assets Resulting From Operations
$ 89,370,474

AZL DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 15,437,189 $ 15,073,173
Net realized gains/(losses) on investments 40,197,442 59,310,456
Change in unrealized appreciation/(depreciation) on investments 33,735,843 (13,677,087)
Change in net assets resulting from operations 89,370,474 60,706,542
Distributions to Shareholders:
Distributions (40,301,333) (9,399,757)
Change in net assets resulting from distributions to shareholders (40,301,333) (9,399,757)
Capital Transactions:
Proceeds from shares issued 611,263 417,715
Proceeds from dividends reinvested 40,301,333 9,399,757
Value of shares redeemed (120,259,470) (119,155,650)
Change in net assets resulting from capital transactions (79,346,874) (109,338,178)
Change in net assets (30,277,733) (58,031,393)
Net Assets:
Beginning of period 660,483,880 718,515,273
End of period $ 630,206,147 $ 660,483,880
Share Transactions:
Shares issued 44,084 33,030
Dividends reinvested 2,939,557 716,445
Shares redeemed (8,890,128) (9,428,944)
Change in shares (5,906,487) (8,679,469)

AZL DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$12.93 $12.02 $12.12 $15.44 $14.52
Investment Activities:
Net Investment Income/(Loss)(a) 0.33  0.27  0.16  0.29  0.08
Net Realized and Unrealized Gains/(Losses) on Investments 1.60  0.82  1.27  (2.10) 1.89
Total from Investment Activities 1.93  1.09  1.43  (1.81) 1.97
Distributions to Shareholders From:
Net Investment Income (0.38) (0.18) (0.37) (0.16) (0.25)
Net Realized Gains (0.53) —  (1.16) (1.35) (0.80)
Total Dividends (0.91) (0.18) (1.53) (1.51) (1.05)
Net Asset Value, End of Period
$13.95 $12.93 $12.02 $12.12 $15.44
Total Return
(b) 15.03% 9.04% 13.22% (11.41)% 13.81%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $630,206 $660,484 $718,515 $723,314 $937,644
Net Investment Income/(Loss) 2.41% 2.16% 1.31% 2.14% 0.50%
Expenses Before Reductions*(c) 0.09% 0.08% 0.08% 0.08% 0.07%
Expenses Net of Reductions* 0.09% 0.08% 0.08% 0.08% 0.07%
Portfolio Turnover Rate 9% 19% 44% 10% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy
Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL DFA Multi-Strategy Fund 0.05% 0.20%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 107,830,064 $ 5,364,608 $ (35,059,221) $ 3,177,511 $ 23,941,665 $ 105,254,627 8,235,886 $ 2,680,642 $ 2,683,966
AZL DFA U.S. Core Equity Fund 285,983,124 40,581,831 (65,557,255) 8,205,373 4,859,134 274,072,207 16,991,457 2,008,730 25,587,118
AZL Enhanced Bond Index Fund 267,018,997 11,484,715 (32,817,894) 543,474 4,935,044 251,164,336 25,707,711 11,301,217 —
$ 660,832,185 $ 57,431,154 $ (133,434,370) $ 11,926,358 $ 33,735,843
$ 630,491,170
$ 15,990,589 $ 28,271,084

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager's fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund's investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the year ended December 31, 2025, the Fund did not directly invest in derivatives.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 630,491,170 $ — $ — $ 630,491,170
Total Investment Securities $630,491,170 $— $— $630,491,170
Purchases Sales
AZL DFA Multi-Strategy Fund $57,431,154 $133,434,370

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $510,045,611. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Unrealized appreciation $120,445,559
Unrealized depreciation –
Net unrealized appreciation/(depreciation) $120,445,559
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $16,882,854 $23,418,479 $40,301,333
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA Multi-Strategy Fund $9,399,757 $– $9,399,757
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL DFA Multi-Strategy Fund $16,551,824 $39,355,446 $— $120,445,559 $176,352,829
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL DFA Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL DFA Multi-Strategy Fund (one of the funds constituting
Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended
December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 15.63% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $368.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $23,418,479.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Balanced Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (33.3%):
1,230,440 AZL Mid Cap Index Fund, Class 2 $ 20,203,827
8,410,078 AZL S&P 500 Index Fund, Class 2 193,599,998
1,201,877 AZL Small Cap Stock Index Fund, Class 2 13,412,946
227,216,771
Fixed Income Fund (47.6%):
33,192,592 AZL Enhanced Bond Index Fund 324,291,625
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (14.1%):
4,373,150 AZL International Index Fund, Class 2 $ 95,771,982
Total Affiliated Investment Companies (Cost $579,817,945) 647,280,378
Total Investment Securities
(Cost $579,817,94 5 ) — 95.0% (a) 647,280,378
Net other assets (liabilities) — 5.0% 33,872,806
Net Assets — 100.0% $ 681,153,184
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 49 $ 16,886,625 $ 5,677
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 152 17,090,500 (146,576)
$ (140,899)

AZL MVP Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 579,817,945
aaa
aaa
Investments in affiliates, at value $ 647,280,378
Deposit at broker for futures contracts collateral 34,043,316
Interest and dividends receivable 88,415
Receivable for capital shares issued 4,297
Receivable for affiliated investments sold 164,158
Prepaid expenses 3,152
Total Assets 681,583,716
Liabilities:
Cash overdraft 164,158
Payable for capital shares redeemed 149,959
Management fees payable 58,142
Administration fees payable 13,713
Custodian fees payable 3,083
Administrative and compliance services fees payable 1,693
Transfer agent fees payable 1,232
Trustee fees payable 4,310
Other accrued liabilities 34,242
Total Liabilities 430,532
Commitments and contingent liabilities^
Net Assets
$ 681,153,184
Net Assets Consist of:
Paid-in capital $ 580,106,920
Total distributable earnings 101,046,264
Net Assets
$ 681,153,184
Shares of beneficial interest (unlimited number of shares authorized, no par value) 53,678,634
Net Asset Value (offering and redemption price per share) $ 12.69
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 19,399,388
Interest 1,081,876
Dividends from non-affiliates 279
Total Investment Income 20,481,543
Expenses:
Management fees 697,855
Administration fees 88,921
Custodian fees 20,904
Administrative and compliance services fees 20,687
Transfer agent fees 8,381
Trustee fees 36,041
Professional fees 46,381
Shareholder reports 10,677
Other expenses 15,230
Total expenses 945,077
Net Investment Income/(Loss)
19,536,466
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 8,942,062
Net realized gains distributions from affiliated underlying funds 41,887,432
Net realized gains/(losses) on futures contracts (14,498,112)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 13,803,205
Change in net unrealized appreciation/(depreciation) on futures contracts 720,982
Net realized and Change in net unrealized gains/(losses) on
investments
50,855,569
Change in Net Assets Resulting From Operations
$ 70,392,035

AZL MVP Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 19,536,466 $ 19,786,375
Net realized gains/(losses) on investments 36,331,382 42,323,207
Change in unrealized appreciation/(depreciation) on investments 14,524,187 182,080
Change in net assets resulting from operations 70,392,035 62,291,662
Distributions to Shareholders:
Distributions (60,159,829) (43,308,388)
Change in net assets resulting from distributions to shareholders (60,159,829) (43,308,388)
Capital Transactions:
Proceeds from shares issued 3,505,227 2,013,371
Proceeds from dividends reinvested 60,159,829 43,308,388
Value of shares redeemed (121,926,235) (134,489,155)
Change in net assets resulting from capital transactions (58,261,179) (89,167,396)
Change in net assets (48,028,973) (70,184,122)
Net Assets:
Beginning of period 729,182,157 799,366,279
End of period $ 681,153,184 $ 729,182,157
Share Transactions:
Shares issued 278,46 4 158,934
Dividends reinvested 4,801,26 4 3,394,074
Shares redeemed (9,553,693) (10,559,502)
Change in shares (4,473,96 5 ) (7,006,494)

AZL MVP Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$12.54 $12.27 $11.05 $14.38 $14.04
Investment Activities:
Net Investment Income/(Loss)(a) 0 .36  0 .33  0 .21  0 .16  0 .11
Net Realized and Unrealized Gains/(Losses) on Investments 0 .97  0 .70  1 .19  ( 2 .34 ) 1 .26
Total from Investment Activities 1 .33  1 .03  1 .40  ( 2 .18 ) 1 .37
Distributions to Shareholders From:
Net Investment Income ( 0 .39 ) ( 0 .22 ) ( 0 .06 ) ( 0 .28 ) ( 0 .26 )
Net Realized Gains ( 0 .79 ) ( 0 .54 ) ( 0 .12 ) ( 0 .87 ) ( 0 .77 )
Total Dividends ( 1 .18 ) ( 0 .76 ) ( 0 .18 ) ( 1 .15 ) ( 1 .03 )
Net Asset Value, End of Period
$12.69 $12.54 $12.27 $11.05 $14.38
Total Return
(b) 10.70% 8 .28% 12.85% (14.87) % 10.02%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $681,153 $729,182 $799,366 $240,254 $324,718
Net Investment Income/(Loss) 2 .80% 2 .56% 1 .77% 1 .30% 0 .74%
Expenses Before Reductions*(c) 0 .14% 0 .14% 0 .13% 0 .14% 0 .13%
Expenses Net of Reductions* 0 .14% 0 .14% 0 .13% 0 .14% 0 .13%
Portfolio Turnover Rate 11% 11% 16% 7% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $29.5 million, and the monthly average notional amount for short contracts was $9.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
453,931 –
Futures Contracts Receivable for variation margin on futures contracts* $5,677 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 208,569
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $146,576
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
16,521,032 (1,025,529)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (14,937,941) $ 577,275
Interest Rate Risk
(60,586) (498,852)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$439,829 $143,707
Annual Rate Annual Expense Limit
AZL MVP Balanced Index Strategy Fund 0.10% 0.20%

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 350,111,957 $ 14,820,148 $ (47,978,954) $ (4,797,657) $ 12,136,131 $ 324,291,625 33,192,592 $ 14,820,149 $ —
AZL International Index Fund,
Class 2 100,108,056 3,371,269 (31,061,160) 4,719,457 18,634,360 95,771,982 4,373,150 2,325,532 1,045,737
AZL Mid Cap Index Fund, Class 2 21,689,065 7,536,992 (4,597,789) 199,675 (4,624,116) 20,203,827 1,230,440 235,917 5,831,109
AZL S&P 500 Index Fund, Class 2 206,817,218 47,472,999 (58,278,928) 8,620,177 (11,031,468) 193,599,998 8,410,078 1,843,754 33,095,257
AZL Small Cap Stock Index Fund,
Class 2 14,443,473 3,361,566 (3,280,801) 200,410 (1,311,702) 13,412,946 1,201,877 174,036 1,915,329
$ 693,169,769 $ 76,562,974 $ (145,197,632) $ 8,942,062 $ 13,803,205
$ 647,280,378
$ 19,399,388 $ 41,887,432

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 647,280,378 $ — $ — $ 647,280,378
Total Investment Securities 647,280,378 — — 647,280,378
Other Financial Instruments:
*
Futures Contracts (140,899) — — (140,899)
Total Investments $647,139,479 $— $— $647,139,479
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Balanced Index Strategy Fund $76,562,974 $145,197,632

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $584,742,472. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $63,994,482
Unrealized depreciation (1,456,576)
Net unrealized appreciation/(depreciation) $62,537,906
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $41,742,294 $18,417,535 $60,159,829
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Balanced Index Strategy Fund $30,191,032 $13,117,356 $43,308,388
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP Balanced Index Strategy Fund $28,603,387 $41,373,204 $— $62,537,906 $132,514,497
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Balanced Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 36.15% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $21,789,095.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $18,417,535.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP DFA Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP DFA Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Fund (40.5%):
30,317,963 AZL DFA U.S. Core Equity Fund $ 489,028,742
Fixed Income Fund (38.0%):
46,893,980 AZL Enhanced Bond Index Fund 458,154,186
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.6%):
15,707,877 AZL DFA International Core Equity Fund $ 200,746,670
Total Affiliated Investment Companies (Cost $1,000,434,698) 1,147,929,598
Total Investment Securities
(Cost $1,000,434,698 ) — 95.1% (a) 1,147,929,598
Net other assets (liabilities) — 4.9% 59,393,530
Net Assets — 100.0% $ 1,207,323,128
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 104 $ 35,841,000 $ 12,993
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 215 24,174,063 (204,315)
$ (191,322)

AZL MVP DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 1,000,434,698
aaa
aaa
Investments in affiliates, at value $ 1,147,929,598
Deposit at broker for futures contracts collateral 60,400,192
Interest and dividends receivable 156,801
Receivable for affiliated investments sold 1,148,033
Receivable for variation margin on futures contracts 2,362
Prepaid expenses 5,570
Total Assets 1,209,642,556
Liabilities:
Cash overdraft 1,148,033
Payable for capital shares redeemed 977,541
Management fees payable 103,230
Administration fees payable 14,152
Custodian fees payable 5,053
Administrative and compliance services fees payable 2,995
Transfer agent fees payable 1,247
Trustee fees payable 7,626
Other accrued liabilities 59,551
Total Liabilities 2,319,428
Commitments and contingent liabilities^
Net Assets
$ 1,207,323,128
Net Assets Consist of:
Paid-in capital $ 992,713,548
Total distributable earnings 214,609,580
Net Assets
$ 1,207,323,128
Shares of beneficial interest (unlimited number of shares authorized, no par value) 104,023,484
Net Asset Value (offering and redemption price per share) $ 11.61
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 29,458,797
Interest 1,970,454
Dividends from non-affiliates 21
Total Investment Income 31,429,272
Expenses:
Management fees 2,466,071
Administration fees 88,566
Custodian fees 35,628
Administrative and compliance services fees 34,993
Transfer agent fees 8,219
Trustee fees 60,990
Professional fees 78,428
Shareholder reports 15,417
Other expenses 26,002
Total expenses before reductions 2,814,314
Less Management fees contractually waived (1,233,036)
Net expenses 1,581,278
Net Investment Income/(Loss)
29,847,994
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 19,866,448
Net realized gains distributions from affiliated underlying funds 49,925,571
Net realized gains/(losses) on futures contracts (28,698,025)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 65,923,715
Change in net unrealized appreciation/(depreciation) on futures contracts 1,437,976
Net realized and Change in net unrealized gains/(losses) on
investments
108,455,685
Change in Net Assets Resulting From Operations
$ 138,303,679

AZL MVP DFA Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 29,847,994 $ 30,600,577
Net realized gains/(losses) on investments 41,093,994 107,190,646
Change in unrealized appreciation/( depre ciation) on investments 67,361,691 (18,804,513)
Change in net assets resulting from operations 138,303,679 118,986,710
Distributions to Shareholders:
Distributions (134,057,498) (58,176,909)
Change in net assets resulting from distributions to shareholders (134,057,498) (58,176,909)
Capital Transactions:
Proceeds from shares issued 780,581 639,835
Proceeds from dividends reinvested 134,057,498 58,176,909
Value of shares redeemed (223,651,213) (241,540,534)
Change in net assets resulting from capital transactions (88,813,134) (182,723,790)
Change in net assets (84,566,953) (121,913,989)
Net Assets:
Beginning of period 1,291,890,081 1,413,804,070
End of period $ 1,207,323,128 $ 1,291,890,081
Share Transactions:
Shares issued 66,577 54,336
Dividends reinvested 11,749,123 4,930,247
Shares redeemed (18,936,813) (20,787,251)
Change in shares (7,121,113) (15,802,668)

AZL MVP DFA Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$11.62 $11.14 $9.82 $12.21 $11.58
Investment Activities:
Net Investment Income/(Loss)(a) 0 .29  0 .26  0 .14  0 .23  0 .05
Net Realized and Unrealized Gains/(Losses) on Investments 1 .08  0 .74  1 .21  ( 1 .69 ) 1 .51
Total from Investment Activities 1 .37  1 .00  1 .35  ( 1 .46 ) 1 .56
Distributions to Shareholders From:
Net Investment Income ( 0 .35 ) ( 0 .14 ) ( 0 .02 ) ( 0 .11 ) ( 0 .17 )
Net Realized Gains ( 1 .03 ) ( 0 .38 ) ( 0 .01 ) ( 0 .82 ) ( 0 .76 )
Total Dividends ( 1 .38 ) ( 0 .52 ) ( 0 .03 ) ( 0 .93 ) ( 0 .93 )
Net Asset Value, End of Period
$11.61 $11.62 $11.14 $9.82 $12.21
Total Return
(b) 12.05% 8 .95% 13.69% (11.76) % 13.74%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,207,323 $1,291,890 $1,413,804 $78,423 $99,979
Net Investment Income/(Loss) 2 .42% 2 .24% 1 .38% 2 .10% 0 .42%
Expenses Before Reductions*(c) 0 .23% 0 .23% 0 .23% 0 .30% 0 .29%
Expenses Net of Reductions* 0 .13% 0 .13% 0 .13% 0 .15% 0 .15%
Portfolio Turnover Rate 9% 20% 18% 11% 13%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $54.0 million, and the monthly average notional amount for short contracts was $18.2 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.10% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2027.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,074,098 –
Futures Contracts Receivable for variation margin on futures contracts* $12,993 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 326,956
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 204,315
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
33,073,754 (2,295,272)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (29 , 383 , 658 ) $ 1 , 234 , 167
Interest Rate Risk
(100,971) (735,080)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$685,633 $203,809
Annual Rate* Annual Expense Limit
AZL MVP DFA Multi-Strategy Fund 0.20% 0.15%

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL DFA International Core Equity
Fund $ 210,253,639 $ 9,948,797 $ (72,015,487) $ 6,606,067 $ 45,953,654 $ 200,746,670 15,707,877 $ 4,971,316 $ 4,977,481
AZL DFA U.S. Core Equity Fund 521,652,873 72,288,425 (127,889,416) 13,322,404 9,654,456 489,028,742 30,317,963 3,528,674 44,948,090
AZL Enhanced Bond Index Fund 496,168,465 20,958,807 (69,226,668) (62,023) 10,315,605 458,154,186 46,893,980 20,958,807 —
$ 1,228,074,977 $ 103,196,029 $ (269,131,571) $ 19,866,448 $ 65,923,715
$ 1,147,929,598
$ 29,458,797 $ 49,925,571

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,147,929,598 $ — $ — $ 1,147,929,598
Total Investment Securities 1,147,929,598 — — 1,147,929,598
Other Financial Instruments:
*
Futures Contracts (191,322) — — (191,322)
Total Investments $1,147,738,276 $— $— $1,147,738,276
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP DFA Multi-Strategy Fund $103,196,029 $269,131,571

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $1,002,808,949. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2025, the Fund had a controlling interest (in excess of 50%) in the AZL DFA
International Core Equity Fund and the AZL DFA U.S. Core Equity Fund, which are each affiliated with the Manager.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Unrealized appreciation $145,120,649
Unrealized depreciation –
Net unrealized appreciation/(depreciation) $145,120,649
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $64,539,698 $69,517,800 $134,057,498
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP DFA Multi-Strategy Fund $29,503,001 $28,673,908 $58,176,909
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP DFA Multi-Strategy Fund $45,505,475 $54,347,617 $— $145,120,649 $244,973,741
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP DFA Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP DFA Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP DFA Multi-Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 9.07% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $30,443,155.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $69,517,800.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Fidelity Institutional Asset Management
Multi-Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Company (95.0%):
Balanced Funds (95.0%):
15,765,979 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 252,728,636
Total Affiliated Investment Company (Cost $195,745,589) 252,728,636
Total Investment Securities
(Cost $195,745,589 ) — 95.0% (a) 252,728,636
Net other assets (liabilities) — 5.0% 13,223,984
Net Assets — 100.0% $ 265,952,620
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 15 $ 5,169,375 $ 1,738
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 71 7,983,063 (68,969)
$ (67,231)

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 195,745,589
aaa
aaa
Investments in affiliates, at value $ 252,728,636
Deposit at broker for futures contracts collateral 13,305,665
Interest and dividends receivable 34,555
Receivable for affiliated investments sold 87,274
Prepaid expenses 1,245
Total Assets 266,157,375
Liabilities:
Cash overdraft 87,274
Payable for capital shares redeemed 65,831
Management fees payable 18,601
Administration fees payable 13,524
Custodian fees payable 1,756
Administrative and compliance services fees payable 673
Transfer agent fees payable 1,235
Trustee fees payable 1,713
Other accrued liabilities 14,148
Total Liabilities 204,755
Commitments and contingent liabilities^
Net Assets
$ 265,952,620
Net Assets Consist of:
Paid-in capital $ 202,330,560
Total distributable earnings 63,622,060
Net Assets
$ 265,952,620
Shares of beneficial interest (unlimited number of shares authorized, no par value) 19,405,534
Net Asset Value (offering and redemption price per share) $ 13.70
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 7,450,042
Interest 452,403
Dividends from non-affiliates 384
Total Investment Income 7,902,829
Expenses:
Management fees 279,076
Administration fees 86,187
Custodian fees 10,116
Administrative and compliance services fees 8,300
Transfer agent fees 8,229
Trustee fees 14,417
Professional fees 18,597
Shareholder reports 5,720
Other expenses 5,882
Total expenses before reductions 436,524
Less expense contractually waived/reimbursed by the Manager (17,910)
Net expenses 418,614
Net Investment Income/(Loss)
7,484,215
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 10,118,383
Net realized gains distributions from affiliated underlying funds 4,422,108
Net realized gains/(losses) on futures contracts (7,205,997)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 5,936,046
Change in net unrealized appreciation/(depreciation) on futures contracts 235,478
Net realized and Change in net unrealized gains/(losses) on
investments
13,506,018
Change in Net Assets Resulting From Operations
$ 20,990,233

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 7,484,215 $ 7,024,381
Net realized gains/(losses) on investments 7,334,494 10,653,138
Change in unrealized appreciation/(depreciation) on investments 6,171,524 15,618,062
Change in net assets resulting from operations 20,990,233 33,295,581
Distributions to Shareholders:
Distributions (13,652,074) (5,329,858)
Change in net assets resulting from distributions to shareholders (13,652,074) (5,329,858)
Capital Transactions:
Proceeds from shares issued 4,603,785 3,104,394
Proceeds from dividends reinvested 13,652,074 5,329,858
Value of shares redeemed (55,786,346) (70,186,703)
Change in net assets resulting from capital transactions (37,530,487) (61,752,451)
Change in net assets (30,192,328) (33,786,728)
Net Assets:
Beginning of period 296,144,948 329,931,676
End of period $ 265,952,620 $ 296,144,948
Share Transactions:
Shares issued 345,753 238,428
Dividends reinvested 1,007,533 398,048
Shares redeemed (4,133,286) (5,423,334)
Change in shares (2,780,000) (4,786,858)

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$13.35 $12.23 $11.03 $13.55 $13.00
Investment Activities:
Net Investment Income/(Loss)(a) 0 .36  0 .29  0 .20  0 .10  0 .05
Net Realized and Unrealized Gains/(Losses) on Investments 0 .69  1 .06  1 .18  ( 1 .98 ) 1 .36
Total from Investment Activities 1 .05  1 .35  1 .38  ( 1 .88 ) 1 .41
Distributions to Shareholders From:
Net Investment Income ( 0 .36 ) ( 0 .23 ) ( 0 .18 ) ( 0 .09 ) ( 0 .36 )
Net Realized Gains ( 0 .34 ) —  —  ( 0 .55 ) ( 0 .50 )
Total Dividends ( 0 .70 ) ( 0 .23 ) ( 0 .18 ) ( 0 .64 ) ( 0 .86 )
Net Asset Value, End of Period
$13.70 $13.35 $12.23 $11.03 $13.55
Total Return
(b) 7 .91% 11.06% 12.63% (13.81) % 11.07%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $265,953 $296,145 $329,932 $182,383 $243,789
Net Investment Income/(Loss) 2 .68% 2 .23% 1 .73% 0 .81% 0 .35%
Expenses Before Reductions*(c) 0 .16% 0 .16% 0 .15% 0 .15% 0 .14%
Expenses Net of Reductions* 0 .15% 0 .15% 0 .15% 0 .15% 0 .14%
Portfolio Turnover Rate 6% 3% 21% 8% 3%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP FIAM Multi-
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $11.7 million, and the monthly average notional amount for short contracts was $6.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
166,072 –
Futures Contracts Receivable for variation margin on futures contracts* $1,738 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 113,039
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 68,969
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
8,016,050 (329,642)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (7,441,356) $ 165 , 309
Interest Rate Risk
(34,239) (252,177)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$235,359 $70,169
Annual Rate Annual Expense Limit
AZL MVP FIAM Multi-Strategy Fund 0.10% 0.15%

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

At December 31, 2025, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Expires
12/31/2027
Expires
12/31/2028 Total
AZL MVP FIAM Multi-Strategy Fund $35,422 $17,910 $53,332
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 281,458,614 $ 15,384,841 $ (60,169,248) $ 10,118,383 $ 5,936,046 $ 252,728,636 15,765,979 $ 7,450,042 $ 4,422,108

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Company $ 252,728,636 $ — $ — $ 252,728,636
Total Investment Securities 252,728,636 — — 252,728,636
Other Financial Instruments:
*
Futures Contracts (67,231) — — (67,231)
Total Investments $252,661,405 $— $— $252,661,405
*
Other Financial Instruments include any derivative instruments, such as futures contracts. These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP FIAM Multi-Strategy Fund $15,384,841 $60,169,248

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $198,287,158. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
Unrealized appreciation $54,441,478
Unrealized depreciation –
Net unrealized appreciation/(depreciation) $54,441,478
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $13,652,074 $– $13,652,074
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP FIAM Multi-Strategy Fund $5,329,858 $– $5,329,858
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP FIAM Multi-Strategy Fund $20,594,708 $1,536,415 $— $54,441,478 $76,572,601
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
December 31, 2025

10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Fidelity Institutional Asset Management Multi-
Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 7.13% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $6,627,682.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Global Balanced Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP Global Balanced Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 3 1 , 2025 .
Shares Value
Private Placements (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C, 0.00%*(a)(b) $ 116,098
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd., 0.00%*(a)(b) 3
Total Private Placements (Cost $653,277) 116,101
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14*(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
2/5/26 @ 100*(a)(b) 5,233
Principal Amount Value
Corporate Bonds, continued
Paper & Forest Products, continued
$ 730,672 Quintis Australia Pty, Ltd., 12.00%, 10/1/28,
Callable 2/5/26 @ 106*(a)(b) $ —
Total Corporate Bonds (Cost $783,003) 5,233
Shares
Affiliated Investment Companies (95.0%):
Fixed Income Fund (47.5%):
20,135,615 AZL Enhanced Bond Index Fund 196,724,962
International Equity Fund (47.5%):
9,462,169 AZL MSCI Global Equity Index Fund, Class 2 196,813,111
Total Affiliated Investment Companies (Cost $316,742,417) 393,538,073
Total Investment Securities
(Cost $318,178,697 ) — 95.0% (d) 393,659,407
Net other assets (liabilities) — 5.0% 20,516,496
Net Assets — 100.0% $ 414,175,903
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of December 31, 2025.
(c) Defaulted bond.
(d) See Federal Tax Information listed in the Notes to the Financial Statements.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 29 $ 9,994,125 $ 4,304
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 92 10,344,250 (88,434)
$ (84,130)

AZL MVP Global Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 316,742,417
Investments in non-affiliates, at cost 1,436,280
aaa
aaa
Investments in affiliates, at value $ 393,538,073
Investments in non-affiliates, at value 121,334
Deposit at broker for futures contracts collateral 20,700,121
Interest and dividends receivable 53,740
Receivable for investments sold 173,894
Prepaid expenses 1,919
Reclaims receivable 11,359
Total Assets 414,600,440
Liabilities:
Cash overdraft 173,894
Payable for capital shares redeemed 172,123
Management fees payable 35,362
Administration fees payable 13,645
Custodian fees payable 2,747
Administrative and compliance services fees payable 1,043
Transfer agent fees payable 1,238
Trustee fees payable 2,656
Other accrued liabilities 21,829
Total Liabilities 424,537
Commitments and contingent liabilities^
Net Assets
$ 414,175,903
Net Assets Consist of:
Paid-in capital $ 347,008,771
Total distributable earnings 67,167,132
Net Assets
$ 414,175,903
Shares of beneficial interest (unlimited number of shares authorized, no par value) 34,706,031
Net Asset Value (offering and redemption price per share) $ 11.93
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 11,333,923
Interest 680,865
Dividends from non-affiliates 80
Total Investment Income 12,014,868
Expenses:
Management fees 429,016
Administration fees 88,156
Custodian fees 19,099
Administrative and compliance services fees 12,903
Transfer agent fees 8,377
Trustee fees 22,423
Professional fees 28,904
Shareholder reports 8,468
Other expenses 9,127
Total expenses 626,473
Net Investment Income/(Loss)
11,388,395
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on securities and foreign currencies (283,549)
Net realized gains/(losses) on affiliated underlying funds 16,870,766
Net realized gains distributions from affiliated underlying funds 3,281,395
Net realized gains/(losses) on futures contracts (9,641,497)
Change in net unrealized appreciation/(depreciation) on securities and foreign currencies 368,279
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 21,364,668
Change in net unrealized appreciation/(depreciation) on futures contracts 436,279
Net realized and Change in net unrealized gains/(losses) on
investments
32,396,341
Change in Net Assets Resulting From Operations
$ 43,784,736

AZL MVP Global Balanced Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 11,388,395 $ 11,998,576
Net realized gains/(losses) on investments 10,227,115 14,740,413
Change in unrealized appreciation/(depreciation) on investments 22,169,226 17,306,166
Change in net assets resulting from operations 43,784,736 44,045,155
Distributions to Shareholders:
Distributions (11,998,553) (7,719,756)
Change in net assets resulting from distributions to shareholders (11,998,553) (7,719,756)
Capital Transactions:
Proceeds from shares issued 844,522 275,252
Proceeds from dividends reinvested 11,998,553 7,719,756
Value of shares redeemed (83,591,671) (97,608,681)
Change in net assets resulting from capital transactions (70,748,596) (89,613,673)
Change in net assets (38,962,413) (53,288,274)
Net Assets:
Beginning of period 453,138,316 506,426,590
End of period $ 414,175,903 $ 453,138,316
Share Transactions:
Shares issued 75,497 24,910
Dividends reinvested 1,018,553 687,423
Shares redeemed (7,297,990) (9,002,481)
Change in shares (6,203,940) (8,290,148)

AZL MVP Global Balanced Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$11.08 $10.29 $9.44 $12.31 $12.31
Investment Activities:
Net Investment Income/(Loss)(a) 0.30  0.27  0.14  0.12  0.08
Net Realized and Unrealized Gains/(Losses) on Investments 0.89  0.70  1.12  (2.12) 0.89
Total from Investment Activities 1.19  0.97  1.26  (2.00) 0.97
Distributions to Shareholders From:
Net Investment Income (0.34) (0.18) (0.41) (0.32) (0.20)
Net Realized Gains —  —  —  (0.55) (0.77)
Total Dividends (0.34) (0.18) (0.41) (0.87) (0.97)
Net Asset Value, End of Period
$11.93 $11.08 $10.29 $9.44 $12.31
Total Return
(b) 10.79% 9.44% 13.85% (16.09)% 8.05%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $414,176 $453,138 $506,427 $517,879 $691,209
Net Investment Income/(Loss) 2.65% 2.47% 1.44% 1.18% 0.61%
Expenses Before Reductions*(c) 0.15% 0.14% 0.14% 0.13% 0.13%
Expenses Net of Reductions* 0.15% 0.14% 0.14% 0.13% 0.13%
Portfolio Turnover Rate 5% 3% 6% 5% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Global
Balanced Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $18.5 million, and the monthly average notional amount for short contracts was $6.1 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
297,307 –
Futures Contracts Receivable for variation margin on futures contracts* $4,304 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 137,439
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 88,434
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
10,971,825 (637,641)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (9,931,123) $ 3 44,638
Interest Rate Risk
(43,738) (317,514)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$289,626 $91,641

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
Annual Rate Annual Expense Limit
AZL MVP Global Balanced Index Strategy Fund 0.10% 0.15%
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 216,921,097 $ 9,086,801 $ (33,919,430) $ (4,921,539) $ 9,558,033 $ 196,724,962 20,135,615 $ 9,031,747 $ —
AZL MSCI Global Equity Index Fund,
Class 2 213,595,597 12,495,355 (62,876,781) 21,792,305 11,806,635 196,813,111 9,462,169 2,302,176 3,281,395
$ 430,516,694 $ 21,582,156 $ (96,796,211) $ 16,870,766 $ 21,364,668
$ 393,538,073
$ 11,333,923 $ 3,281,395

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as
Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Private Placements
+
$ — $ — $ 116,101 $ 116,101
Convertible Bond
+
— — —
#
—
Corporate Bonds
+
— — 5,233 5,233
Affiliated Investment Companies 393,538,073 — — 393,538,073
Total Investment Securities 393,538,073 — 121,334 393,659,407
Other Financial Instruments:
*
Futures Contracts (84,130) — — (84,130)
Total Investments $393,453,943 $— $121,334 $393,575,277
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at December 31, 2025.
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the 1933 Act or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of December 31,
2025 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Purchases Sales
AZL MVP Global Balanced Index Strategy Fund $21,582,156 $96,796,211
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or Principal
Amount ($) Value
Percentage of
Net Assets
Grand Rounds, Inc., Series C 3/31/15 $ 399,608
145,123
$ 116,098 0.03%
Jawbone 1/24/17 – 23,389 – 0.00%
Quintis Australia Pty, Ltd. , 7.50% , 10/1/26 , Callable 2/25/26 @ 100 10/25/18 52,331
52,331 5,233
0.00%
Quintis Australia Pty, Ltd. , 12.00% , 10/1/28 , Callable 2/25/26 @ 106 10/25/18 730,672
730,672 –
0.00%
Quintis Pty, Ltd. 10/25/18
253,669 386,370 3
0.00%
REI Agro, Ltd., Registered Shares , 5.50% , 11/13/14 2/7/12 –
400,000
– 0.00%
(a) Acquisition date represents the initial purchase date of the security.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $321,357,364. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
As of the end of its tax year ended December 31, 2025, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2025, the Fund utilized $1,736,382 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $94,301,056
Unrealized depreciation (21,999,013)
Net unrealized appreciation/(depreciation) $72,302,043
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $11,998,553 $– $11,998,553
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Global Balanced Index Strategy Fund $7,719,756 $– $7,719,756
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP Global Balanced Index Strategy Fund $29,410,759 $— $— $72,302,596 $101,713,355
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of futures contracts and straddles.

AZL MVP Global Balanced Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

10. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
11. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
12. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Global Balanced Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Global Balanced Index Strategy Fund (one of the
funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, issuers of privately held securities and broker; when replies were not received from issuers of privately held securities, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 7.97% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Growth Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP Growth Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (50.4%):
4,713,027 AZL Mid Cap Index Fund, Class 2 $ 77,387,901
31,559,822 AZL S&P 500 Index Fund, Class 2 726,507,099
4,647,540 AZL Small Cap Stock Index Fund, Class 2 51,866,551
855,761,551
Fixed Income Fund (23.4%):
40,701,916 AZL Enhanced Bond Index Fund 397,657,721
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (21.2%):
16,423,073 AZL International Index Fund, Class 2 $ 359,665,304
Total Affiliated Investment Companies (Cost $1,215,165,919) 1,613,084,576
Total Investment Securities
(Cost $1,215,165,919 ) — 95.0% (a) 1,613,084,576
Net other assets (liabilities) — 5.0% 84,383,481
Net Assets — 100.0% $ 1,697,468,057
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 184 $ 63,411,000 $ 23,768
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 189 21,250,688 (179,374)
$ (155,606)

AZL MVP Growth Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 1,215,165,919
aa
aa
Investments in affiliates, at value $ 1,613,084,576
Deposit at broker for futures contracts collateral 84,827,905
Interest and dividends receivable 220,652
Receivable for affiliated investments sold 594,935
Prepaid expenses 7,841
Total Assets 1,698,735,909
Liabilities:
Cash overdraft 594,935
Payable for capital shares redeemed 408,815
Management fees payable 145,202
Administration fees payable 14,088
Custodian fees payable 8,587
Administrative and compliance services fees payable 4,067
Transfer agent fees payable 1,220
Trustee fees payable 10,357
Other accrued liabilities 80,581
Total Liabilities 1,267,852
Commitments and contingent liabilities^
Net Assets
$ 1,697,468,057
Net Assets Consist of:
Paid-in capital $ 1,331,663,526
Total distributable earnings 365,804,531
Net Assets
$ 1,697,468,057
Shares of beneficial interest (unlimited number of shares authorized, no par value) 114,871,518
Net Asset Value (offering and redemption price per share) $ 14.78
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 35,133,322
Interest 3,139,589
Dividends from non-affiliates 104
Total Investment Income 38,273,015
Expenses:
Management fees 1,747,218
Administration fees 96,680
Custodian fees 55,071
Administrative and compliance services fees 52,297
Transfer agent fees 8,850
Trustee fees 90,817
Professional fees 117,054
Shareholder reports 21,024
Other expenses 38,143
Total expenses 2,227,154
Net Investment Income/(Loss)
36,045,861
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 47,877,313
Net realized gains distributions from affiliated underlying funds 160,084,904
Net realized gains/(losses) on futures contracts (61,570,618)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 8,413,475
Change in net unrealized appreciation/(depreciation) on futures contracts 2,361,757
Net realized and Change in net unrealized gains/(losses) on
investments
157,166,831
Change in Net Assets Resulting From Operations
$ 193,212,692

AZL MVP Growth Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 36,045,861 $ 40,207,653
Net realized gains/(losses) on investments 146,391,599 166,769,996
Change in unrealized appreciation/(depreciation) on investments 10,775,232 17,851,544
Change in net assets resulting from operations 193,212,692 224,829,193
Distributions to Shareholders:
Distributions (190,478,418) (107,317,081)
Change in net assets resulting from distributions to shareholders (190,478,418) (107,317,081)
Capital Transactions:
Proceeds from shares issued 2,976,785 4,655,717
Proceeds from dividends reinvested 190,478,418 107,317,081
Value of shares redeemed (339,036,306) (388,997,620)
Change in net assets resulting from capital transactions (145,581,103) (277,024,822)
Change in net assets (142,846,829) (159,512,710)
Net Assets:
Beginning of period 1,840,314,886 1,999,827,596
End of period $ 1,697,468,057 $ 1,840,314,886
Share Transactions:
Shares issued 199,412 309,767
Dividends reinvested 13,091,300 7,168,810
Shares redeemed (22,543,973) (26,179,677)
Change in shares (9,253,261) (18,701,100)

AZL MVP Growth Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$14.83 $14.00 $12.50 $16.66 $15.77
Investment Activities:
Net Investment Income/(Loss)(a) 0.31  0.31  0.20  0.19  0.14
Net Realized and Unrealized Gains/(Losses) on Investments 1.41  1.39  1.84  (2.76) 2.36
Total from Investment Activities 1.72  1.70  2.04  (2.57) 2.50
Distributions to Shareholders From:
Net Investment Income (0.38) (0.24) (0.27) (0.26) (0.30)
Net Realized Gains (1.39) (0.63) (0.27) (1.33) (1.31)
Total Dividends (1.77) (0.87) (0.54) (1.59) (1.61)
Net Asset Value, End of Period
$14.78 $14.83 $14.00 $12.50 $16.66
Total Return
(b) 11.80% 12.10% 16.81% (15.10)% 16.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $1,697,468 $1,840,315 $1,999,828 $1,982,487 $2,641,569
Net Investment Income/(Loss) 2.06% 2.06% 1.50% 1.32% 0.82%
Expenses Before Reductions*(c) 0.13% 0.12% 0.12% 0.12% 0.12%
Expenses Net of Reductions* 0.13% 0.12% 0.12% 0.12% 0.12%
Portfolio Turnover Rate 12% 14% 4% 10% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index
Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $84.1 million, and the monthly average notional amount for short contracts was $38.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
2,313,940 –
Futures Contracts Receivable for variation margin on futures contracts* $23,768 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 351,837
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 179,374
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
70,039,347 (4,469,323)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (62,415,996) $ 2,179,15 0
Interest Rate Risk
(254,650) (713,817)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$845,378 $182,607
Annual Rate Annual Expense Limit
AZL MVP Growth Index Strategy Fund 0.10% 0.20%

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 441,903,068 $ 17,665,169 $ (70,881,346) $ (9,261,675) $ 18,232,505 $ 397,657,721 40,701,916 $ 17,665,170 $ —
AZL International Index Fund,
Class 2 378,673,601 12,827,448 (119,181,715) 22,562,666 64,783,304 359,665,304 16,423,073 8,848,492 3,978,956
AZL Mid Cap Index Fund, Class 2 84,611,702 24,034,743 (12,765,671) (989,307) (17,503,566) 77,387,901 4,713,027 934,595 23,100,148
AZL S&P 500 Index Fund, Class 2 786,869,284 132,208,808 (176,624,732) 35,614,887 (51,561,148) 726,507,099 31,559,822 6,973,636 125,176,273
AZL Small Cap Stock Index Fund,
Class 2 56,994,906 8,540,957 (8,082,434) (49,258) (5,537,620) 51,866,551 4,647,540 711,429 7,829,527
$ 1,749,052,561 $ 195,277,125 $ (387,535,898) $ 47,877,313 $ 8,413,475
$ 1,613,084,576
$ 35,133,322 $ 160,084,904

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,613,084,576 $ — $ — $ 1,613,084,576
Total Investment Securities 1,613,084,576 — — 1,613,084,576
Other Financial Instruments:
*
Futures Contracts (155,606) — — (155,606)
Total Investments $1,612,928,970 $— $— $1,612,928,970
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Growth Index Strategy Fund $195,277,125 $387,535,898

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $1,246,396,120. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 80% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $400,096,008
Unrealized depreciation (33,407,552)
Net unrealized appreciation/(depreciation) $366,688,456
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $118,528,147 $71,950,271 $190,478,418
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Growth Index Strategy Fund $63,325,732 $43,991,349 $107,317,081
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP Growth Index Strategy Fund $75,685,516 $171,134,318 $— $366,688,456 $613,508,290
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Growth Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Growth Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Growth Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 8.62% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $77,689,763.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $71,950,271.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP Moderate Index Strategy Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP Moderate Index Strategy Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (40.4%):
650,320 AZL Mid Cap Index Fund, Class 2 $ 10,678,255
4,567,972 AZL S&P 500 Index Fund, Class 2 105,154,726
677,237 AZL Small Cap Stock Index Fund, Class 2 7,557,963
123,390,944
Fixed Income Fund (38.0%):
11,857,099 AZL Enhanced Bond Index Fund 115,843,854
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.6%):
2,311,768 AZL International Index Fund, Class 2 $ 50,627,727
Total Affiliated Investment Companies (Cost $248,332,196) 289,862,525
Total Investment Securities
(Cost $248,332,19 6 ) — 95.0% (a) 289,862,525
Net other assets (liabilities) — 5.0% 15,145,964
Net Assets — 100.0% $ 305,008,489
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 26 $ 8,960,250 $ 3,012
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 54 6,071,625 (51,087)
$ (48,075)

AZL MVP Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 248,332,196
aa
aaa
Investments in affiliates, at value $ 289,862,525
Deposit at broker for futures contracts collateral 15,246,315
Interest and dividends receivable 39,700
Receivable for affiliated investments sold 91,633
Prepaid expenses 1,414
Total Assets 305,241,587
Liabilities:
Cash overdraft 91,633
Payable for capital shares redeemed 82,966
Management fees payable 22,784
Administration fees payable 13,676
Custodian fees payable 1,762
Administrative and compliance services fees payable 778
Transfer agent fees payable 1,247
Trustee fees payable 1,981
Other accrued liabilities 16,271
Total Liabilities 233,098
Commitments and contingent liabilities^
Net Assets
$ 305,008,489
Net Assets Consist of:
Paid-in capital $ 256,238,936
Total distributable earnings 48,769,553
Net Assets
$ 305,008,489
Shares of beneficial interest (unlimited number of shares authorized, no par value) 22,821,652
Net Asset Value (offering and redemption price per share) $ 13.36
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 7,804,880
Interest 521,961
Dividends from non-affiliates 2
Total Investment Income 8,326,843
Expenses:
Management fees 317,023
Administration fees 86,710
Custodian fees 12,072
Administrative and compliance services fees 9,473
Transfer agent fees 8,269
Trustee fees 16,428
Professional fees 21,206
Shareholder reports 6,413
Other expenses 6,716
Total expenses before reductions 484,310
Less expense contractually waived/reimbursed by the Manager (9,713)
Net expenses 474,597
Net Investment Income/(Loss)
7,852,246
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 7,520,639
Net realized gains distributions from affiliated underlying funds 22,768,360
Net realized gains/(losses) on futures contracts (7,905,998)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds 3,091,071
Change in net unrealized appreciation/(depreciation) on futures contracts 366,259
Net realized and Change in net unrealized gains/(losses) on
investments
25,840,331
Change in Net Assets Resulting From Operations
$ 33,692,577

AZL MVP Moderate Index Strategy Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 7,852,246 $ 8,346,542
Net realized gains/(losses) on investments 22,383,001 26,851,806
Change in unrealized appreciation/(depreciation) on investments 3,457,330 (710,379)
Change in net assets resulting from operations 33,692,577 34,487,969
Distributions to Shareholders:
Distributions (32,792,495) (18,037,204)
Change in net assets resulting from distributions to shareholders (32,792,495) (18,037,204)
Capital Transactions:
Proceeds from shares issued 56,705 173,620
Proceeds from dividends reinvested 32,792,494 18,037,204
Value of shares redeemed (63,590,406) (79,126,975)
Change in net assets resulting from capital transactions (30,741,207) (60,916,151)
Change in net assets (29,841,125) (44,465,386)
Net Assets:
Beginning of period 334,849,614 379,315,000
End of period $ 305,008,489 $ 334,849,614
Share Transactions:
Shares issued 4,279 12,912
Dividends reinvested 2,488,050 1,327,241
Shares redeemed (4,665,699) (5,881,048)
Change in shares (2,173,370) (4,540,895)

AZL MVP Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$13.40 $12.84 $11.61 $15.50 $15.11
Investment Activities:
Net Investment Income/(Loss)(a) 0.34  0.31  0.18  0.17  0.12
Net Realized and Unrealized Gains/(Losses) on Investments 1.14  0.98  1.46  (2.60) 1.70
Total from Investment Activities 1.48  1.29  1.64  (2.43) 1.82
Distributions to Shareholders From:
Net Investment Income (0.39) (0.23) (0.24) (0.28) (0.30)
Net Realized Gains (1.13) (0.50) (0.17) (1.18) (1.13)
Total Dividends (1.52) (0.73) (0.41) (1.46) (1.43)
Net Asset Value, End of Period
$13.36 $13.40 $12.84 $11.61 $15.50
Total Return
(b) 11.26% 9.93% 14.59% (15.38)% 12.46%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $305,008 $334,850 $379,315 $391,943 $523,972
Net Investment Income/(Loss) 2.48% 2.32% 1.49% 1.31% 0.76%
Expenses Before Reductions*(c) 0.15% 0.15% 0.14% 0.13% 0.13%
Expenses Net of Reductions* 0.15% 0.15% 0.14% 0.13% 0.13%
Portfolio Turnover Rate 12% 12% 3% 8% 6%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Moderate
Index Strategy Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $14.2 million, and the monthly average notional amount for short contracts was $5.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
288,023 –
Futures Contracts Receivable for variation margin on futures contracts* $3,012 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 88,902
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $ 51,087
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
9,068,901 (595,777)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ (8,090,629) $ 310,766
Interest Rate Risk
(29,358) (195,483)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$184,631 $55,493
Annual Rate Annual Expense Limit
AZL MVP Moderate Index Strategy Fund 0.10% 0.15%

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

At December 31, 2025, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Expires
12/31/2028
Total
AZL MVP Moderate Index Strategy Fund $9,713 $9,713
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 128,943,747 $ 5,341,369 $ (21,189,739) $ (2,455,545) $ 5,204,022 $ 115,843,854 11,857,099 $ 5,341,369 $ —
AZL International Index Fund,
Class 2 54,231,035 1,790,110 (17,914,380) 3,697,523 8,823,439 50,627,727 2,311,768 1,234,835 555,276
AZL Mid Cap Index Fund, Class 2 11,625,078 3,802,778 (2,367,791) 186,976 (2,568,786) 10,678,255 650,320 124,337 3,073,201
AZL S&P 500 Index Fund, Class 2 115,279,762 23,813,590 (32,339,648) 5,886,597 (7,485,575) 105,154,726 4,567,972 1,006,000 18,057,629
AZL Small Cap Stock Index Fund,
Class 2 8,282,384 1,759,836 (1,807,316) 205,088 (882,029) 7,557,963 677,237 98,339 1,082,254
$ 318,362,006 $ 36,507,683 $ (75,618,874) $ 7,520,639 $ 3,091,071
$ 289,862,525
$ 7,804,880 $ 22,768,360

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 289,862,525 $ — $ — $ 289,862,525
Total Investment Securities 289,862,525 — — 289,862,525
Other Financial Instruments:
*
Futures Contracts (48,075) — — (48,075)
Total Investments $289,814,450 $— $— $289,814,450
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP Moderate Index Strategy Fund $36,507,683 $75,618,874

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $252,393,288. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $48,386,759
Unrealized depreciation (10,917,522)
Net unrealized appreciation/(depreciation) $37,469,237
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $21,950,341 $10,842,154 $32,792,495
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP Moderate Index Strategy Fund $11,777,950 $6,259,254 $18,037,204
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP Moderate Index Strategy Fund $13,996,685 $24,150,157 $— $37,469,237 $75,616,079
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP Moderate Index Strategy Fund
Notes to the Financial Statements
December 31, 2025

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP Moderate Index Strategy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP Moderate Index Strategy Fund (one of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 6.88% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $13,512,359.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $10,842,154.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Annual Financial Statements and Other Information
December 31, 2025

AZL® MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Statements (Form N-CSR Item 7)
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Report of Independent Registered Public Accounting Firm

Other Federal Income Tax Information (Unaudited)

Other Information (Form N-CSR Items 8-11) (Unaudited)
Item 8. Changes in and Disagreements with Accountants

Item 9. Proxy Disclosures

Item 10. Remuneration Paid to Directors, Officers and Others

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
December 31, 2025

See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of December 31, 2025 .
Shares Value
Affiliated Investment Companies (95.0%):
Domestic Equity Funds (77.0%):
11,193,740 AZL S&P 500 Index Fund, Class 2 $ 257,679,886
28,418,851 AZL T. Rowe Price Capital Appreciation Fund 479,141,825
736,821,711
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (18.0%):
17,597,675 AZL Enhanced Bond Index Fund $ 171,929,288
Total Affiliated Investment Companies (Cost $803,054,971) 908,750,999
Total Investment Securities
(Cost $803,054,971 ) — 95.0% (a) 908,750,999
Net other assets (liabilities) — 5.0% 47,404,932
Net Assets — 100.0% $ 956,155,931
(a) See Federal Tax Information listed in the Notes to the Financial Statements.
Futures Contracts
At December 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini March Futures (U.S. Dollar) 3/20/26 82 $ 28,259,250 $ 10,445
U.S. Treasury 10-Year Note March Futures (U.S. Dollar) 3/20/26 170 19,114,375 (162,412)
$ (151,967)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

See accompanying notes to the financial statements.
Statement of Assets and Liabilities
December 31, 2025
Statement of Operations
For the Year Ended December 31, 2025
Assets:
Investments in affiliates, at cost $ 803,054,971
aaa
aaa
Investments in affiliates, at value $ 908,750,999
Deposit at broker for futures contracts collateral 47,765,549
Interest and dividends receivable 124,463
Receivable for affiliated investments sold 65,646
Receivable for variation margin on futures contracts 2,348
Prepaid expenses 4,489
Total Assets 956,713,494
Liabilities:
Cash overdraft 65,646
Payable for capital shares redeemed 334,788
Management fees payable 81,865
Administration fees payable 13,510
Custodian fees payable 6,229
Administrative and compliance services fees payable 2,308
Transfer agent fees payable 1,200
Trustee fees payable 5,877
Other accrued liabilities 46,140
Total Liabilities 557,563
Commitments and contingent liabilities^
Net Assets
$ 956,155,931
Net Assets Consist of:
Paid-in capital $ 784,142,807
Total distributable earnings 172,013,12 4
Net Assets
$ 956,155,931
Shares of beneficial interest (unlimited number of shares authorized, no par value) 76,778,857
Net Asset Value (offering and redemption price per share) $ 12.45
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from affiliates $ 21,707,486
Interest 1,779,541
Dividends from non-affiliates 148
Total Investment Income 23,487,175
Expenses:
Management fees 1,012,336
Administration fees 91,517
Custodian fees 35,685
Administrative and compliance services fees 30,289
Transfer agent fees 8,547
Trustee fees 52,476
Professional fees 67,753
Shareholder reports 11,773
Other expenses 21,938
Total expenses 1,332,314
Net Investment Income/(Loss)
22,154,861
Net realized and Change in net unrealized gains/(losses) on
investments:
Net realized gains/(losses) on affiliated underlying funds 31,393,320
Net realized gains distributions from affiliated underlying funds 107,080,271
Net realized gains/(losses) on futures contracts (31,175,459)
Change in net unrealized appreciation/(depreciation) on affiliated underlying funds (50,068,146)
Change in net unrealized appreciation/(depreciation) on futures contracts 1,212,117
Net realized and Change in net unrealized gains/(losses) on
investments
58,442,103
Change in Net Assets Resulting From Operations
$ 80,596,964

AZL MVP T. Rowe Price Capital Appreciation Plus Fund

See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Year Ended
December 31, 2025
For the
Year Ended
December 31, 2024
Change In Net Assets:
Operations:
Net investment income/(loss) $ 22,154,861 $ 24,287,452
Net realized gains/(losses) on investments 107,298,132 63,377,019
Change in unrealized appreciation/(depreciation) on investments (48,856,029) 55,201,843
Change in net assets resulting from operations 80,596,964 142,866,314
Distributions to Shareholders:
Distributions (84,081,601) (95,003,090)
Change in net assets resulting from distributions to shareholders (84,081,601) (95,003,090)
Capital Transactions:
Proceeds from shares issued 4,409,824 4,860,343
Proceeds from dividends reinvested 84,081,601 95,003,090
Value of shares redeemed (208,182,995) (228,621,343)
Change in net assets resulting from capital transactions (119,691,570) (128,757,910)
Change in net assets (123,176,207) (80,894,686)
Net Assets:
Beginning of period 1,079,332,138 1,160,226,824
End of period $ 956,155,931 $ 1,079,332,138
Share Transactions:
Shares issued 350,139 371,715
Dividends reinvested 6,775,310 7,612,427
Shares redeemed (16,488,130) (17,918,496)
Change in shares (9,362,681) (9,934,354)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)

See accompanying notes to the financial statements.
Year Ended
December 31,
2025
Year Ended
December 31,
2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Net Asset Value, Beginning of Period
$12.53 $12.08 $11.23 $15.13 $14.07
Investment Activities:
Net Investment Income/(Loss)(a) 0 .28  0 .27  0 .16  0 .11  0 .12
Net Realized and Unrealized Gains/(Losses) on Investments 0 .77  1 .32  1 .69  ( 2 .21 ) 2 .21
Total from Investment Activities 1 .05  1 .59  1 .85  ( 2 .10 ) 2 .33
Distributions to Shareholders From:
Net Investment Income ( 0 .46 ) ( 0 .65 ) ( 1 .00 ) ( 1 .02 ) ( 0 .55 )
Net Realized Gains ( 0 .67 ) ( 0 .49 ) —  ( 0 .78 ) ( 0 .72 )
Total Dividends ( 1 .13 ) ( 1 .14 ) ( 1 .00 ) ( 1 .80 ) ( 1 .27 )
Net Asset Value, End of Period
$12.45 $12.53 $12.08 $11.23 $15.13
Total Return
(b) 8 .39% 13.23% 17.36% (13.71) % 17.04%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $956,156 $1,079,332 $1,160,227 $1,152,334 $1,477,978
Net Investment Income/(Loss) 2 .19% 2 .13% 1 .37% 0 .85% 0 .78%
Expenses Before Reductions*(c) 0 .13% 0 .13% 0 .13% 0 .12% 0 .12%
Expenses Net of Reductions* 0 .13% 0 .13% 0 .13% 0 .12% 0 .12%
Portfolio Turnover Rate 14% 5% 9% 10% 10%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Excludes fee reductions, if any. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2025

1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial
Services—Investment Companies.” The Trust consists of 9 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price
Capital Appreciation Plus Fund (the “Fund”), and 8 are presented in separate reports.  The Fund is a diversified series of the Trust.
The Fund is a “fund of funds”, which means that the Fund invests primarily in other mutual funds (the "Underlying Funds"). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and
Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the year ended December 31, 2025, the Fund did not engage in any Rule 17a-7 transactions.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2025

Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls.
Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.
Futures Contracts
During the year ended December 31, 2025, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds.
Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the year ended December 31, 2025, the monthly average notional amount for long contracts was $45.9 million, and the monthly average notional amount for short contracts was $21.0 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2025:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended December 31, 2025:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and assume certain expenses of the Fund to limit the annual expenses, excluding (i) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (ii) acquired fund fees and expenses,
(iii) taxes, (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (v) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vi) other extraordinary or non-routine expenses (including expenses arising from mergers, acquisitions or similar transactions involving the Fund), based on the average net assets of the Fund, through April 30, 2027. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the year ended December 31, 2025, the annual management fee rate due to the Manager and the annual expense limit were as follows:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
1,073,934 –
Futures Contracts Receivable for variation margin on futures contracts* $10,445 Payable for variation margin on futures contracts* $—
Interest Rate Risk
– 327,810
–
– –
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $162,412
* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as “Variation margin on futures contracts.”
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/(Depreciation)
on Derivatives Recognized
Equity Risk
35,423,015 (2,095,108)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$ ( 31,878, 202 ) $ 1,031 ,619
Interest Rate Risk
(148,765) (670,720)
Futures Contracts Net realized gains/(losses) on futures contracts/Change in net unrealized appreciation/
(depreciation) on futures contracts
$702,743 $180,498
Annual Rate Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Plus Fund 0.10% 0.15%

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2025

Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At December
31, 2025, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the year ended December 31, 2025, there were no such waivers.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At December 31, 2025, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the year ended December 31, 2025 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. Adviser Compliance Associates, LLC ("ACA") provides Principal Financial Officer ("PFO") and support services to the CCO of the
Trust. For these services, ACA receives an annual base fee and additional per fund fees. The total expenses incurred by the Fund for these services are reflected on the Statement of
Operations as “Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., serves as the Trust’s administrator and fund accountant, and assists the
Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and, through September 30, 2025, a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY” or the “Custodian”) serves as the Trust’s custodian. For these services as custodian, the Funds pay BNY a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the
Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains / (Losses)
Change in Net
Unrealized
Appreciation /
( Depreciation )
Value
12/31/25
Shares
as of
12/31/25
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 195,638,116 $ 9,072,896 $ (36,866,855) $ (5,608,968) $ 9,694,099 $ 171,929,288 17,597,675 $ 8,038,083 $ —
AZL S&P 500 Index Fund, Class 2 288,814,630 49,250,379 (76,603,501) 27,792,713 (31,574,335) 257,679,886 11,193,740 2,514,593 45,136,771
AZL T. Rowe Price Capital
Appreciation Fund 540,887,047 73,098,312 (115,865,199) 9,209,575 (28,187,910) 479,141,825 28,418,851 11,154,810 61,943,500
$ 1,025,339,79 3 $ 131,421,587 $ (229,335,555) $ 31,393,320 $ (50,068,146)
$ 908,750,999
$ 21,707,486 $ 107,080,271

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2025

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are determined pursuant to valuation procedures approved by the
Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
In the event that unobservable inputs are used when determining valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any other information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the year ended December 31, 2025, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk : The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk : Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Fund of Funds Risk : The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying funds, such as foreign securities risk, fixed income securities risk and other risks.
Index Fund Risk : Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the underlying fund's performance.
Interest Rate Risk : Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 908,750,999 $ — $ — $ 908,750,999
Total Investment Securities 908,750,999 — — 908,750,999
Other Financial Instruments:
*
Futures Contracts (151,967) — — (151,967)
Total Investments $908,599,032 $— $— $908,599,032
*
Other Financial Instruments include any derivative instruments, such as futures contracts.  These investments are generally presented in the Statement of Assets and Liabilities at variation margin.
Purchases Sales
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $131,421,587 $229,335,555

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2025

Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiments, or instability or other disruptive events in the local, regional, or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the underlying funds' securities.
Quantitative Investing Risk : The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2025 is $809,067,785. The gross unrealized appreciation/
(depreciation) on a tax basis is as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2025 was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2024 was as follows:
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of December 31, 2025, the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 80% of the Fund.
Investment activities of this shareholder could have a material impact to the Fund. As of December 31, 2025, the Fund had a controlling interest (in excess of 50%) in the AZL T.
Rowe Price Capital Appreciation Fund, which is affiliated with the Manager.
Unrealized appreciation $114,744,173
Unrealized depreciation (15,060,959)
Net unrealized appreciation/(depreciation) $99,683,214
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $64,766,476 $19,315,125 $84,081,601
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $57,493,633 $37,509,457 $95,003,090
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)(a)
Total
Accumulated
Earnings/(Deficit)
AZL MVP T. Rowe Price Capital Appreciation Plus Fund $59,033,339 $100,491,894 $— $99,683,214 $259,208,447
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts and straddles.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Notes to the Financial Statements
December 31, 2025

9. Segment Reporting
In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"), subject to the oversight and, when applicable, approval of the Board, the officers of the Trust, as listed in the Trust’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
10. Recent Accounting Pronouncements
During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The
amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction if the quantitative threshold is met. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Allianz Variable Insurance Products Fund of Funds Trust and Shareholders of
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of AZL MVP T. Rowe Price Capital Appreciation Plus Fund (one
of the funds constituting Allianz Variable Insurance Products Fund of Funds Trust, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
February 20, 2026
We have served as the auditor of one or more investment companies in the Allianz Variable Insurance Products complex since 2018.

Other Federal Income Tax Information (Unaudited)
For the year ended December 31, 2025, 6.59% of the total ordinary income dividends paid by the Fund qualify for the corporate dividends received deductions available to corporate shareholders.
During the year ended December 31, 2025, the Fund declared net short-term capital gain distributions of $30,337,893.
During the year ended December 31, 2025, the Fund declared net long-term capital gain distributions of $19,315,125.

Other Information (Unaudited)
Item 8. Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the reporting period.
Item 9. Proxy Disclosures
There were no matters submitted for vote by shareholders of the Fund during the reporting period.
Item 10. Remuneration Paid to Directors, Officers and Others
Remuneration paid to Directors/Trustees, Officers and others, if any, are reflected on the Statements of Operations and described in Note 3 of the Notes to Financial Statements included in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Subject to the general supervision of the Board of Trustees (the “Board” or “Trustees”) and in accordance with the investment objectives and restrictions of each separate series
(each a “Fund,” together, the “Funds”) of the Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”), investment advisory services are provided to the Funds by Allianz
Investment Management LLC (the “Manager”). The Manager manages each Fund pursuant to an investment management agreement (the “Management Agreement”) with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board, is responsible for the management of each
Fund. For management services, each Fund pays the Manager an investment advisory fee based upon each Fund’s average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing the Fund if and when total Fund operating expenses exceed certain amounts until at least April 30, 2027 (the “Expense Limitation
Agreement”).
In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America (“Allianz Life”) and its subsidiary, Allianz Life Insurance Company of New York (“Allianz of New York”). Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products, and not in the retail fund market.
As required by the Investment Company Act of 1940 (the “1940 Act”), the Board has reviewed and approved the Management Agreement with the Manager. The Board’s decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Fund’s investment objectives and long-term performance; the Manager’s management philosophy, personnel, processes and investment performance, including its compliance history and the adequacy of its compliance processes; the preferences and expectations of
Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.
The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. The Board considered the fact that: (1)
the Manager and the Trust are parties to an Administrative Services Agreement and a Compliance Services Agreement, under which the Manager is compensated by the Trust for performing certain administrative and compliance services including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; and (2)
Allianz Life Financial Services, LLC, an affiliated person of the Manager, is a registered securities broker-dealer and received (along with its affiliated persons) payments made by the underlying funds pursuant to Rule 12b 1.
The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature, extent and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; the profitability of acting as adviser to the fund; and the extent to which the independent Board members, who are not “interested persons” of a fund as defined by the 1940 Act (“Independent Trustees”), are fully informed about all facts bearing on the adviser’s services and fees. The
Board is aware of these factors and takes them into account in its review of the Management Agreement for the Funds.
Each member of the Board considered and weighed these factors in light of his or her experience in governing the Trust. The Board is assisted in its deliberations by the advice of independent legal counsel to the Independent Trustees (“Independent Trustee Counsel”). In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meetings at which the Board’s formal review of the Management Agreement occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of the Management Agreement is informed by reports covering such matters as: the Manager’s investment philosophy, personnel and processes, and the Funds’ investment performance (in absolute terms as well as in relationship to its benchmark and certain competitor or “peer group” funds). In connection with comparing the performance of each Fund versus its benchmark, the Board receives reports on the extent to which the Fund’s performance may be attributed to various applicable factors, such as asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, rebalancing decisions, and the impact of cash positions and Fund fees and expenses. The Board also receives reports on the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to peer group and/or competing funds, with due regard for the Expense Limitation Agreement and additional voluntary expense limitations); the use and allocation of any brokerage commissions derived from trading the Funds’ portfolio securities; the nature, extent and quality of the advisory and other services provided to the Funds by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.
The Board also receives financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also the fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or
“fall-out” benefits the Manager or its affiliates may derive from their relationships with the Funds.
The Management Agreement was most recently considered at Board meetings held in the summer and fall of 2025. Information relevant to the approval of the Management
Agreement was considered at Board meetings held June 9 and 10, 2025, and September 23, 2025, as well as at various other meetings preceding those meetings. Accordingly, the
Management Agreement was approved by the Board at an in-person meeting on September 23, 2025. At such meeting the Board also approved the Expense Limitation Agreement between the Manager and the Trust for the period ending April 30, 2027.
In connection with such meetings, the Board requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by an independent third-party provider and other sources believed to be reliable by the Manager and the
Trustees. Prior to voting, the Trustees reviewed the proposed approval of the Management Agreement with management and with Independent Trustee Counsel and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approval. The Independent Trustees also discussed the proposed approval in private sessions with Independent Trustee Counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval of the Management Agreement, in respect of each Fund, each member of the Board considered all factors he or she believed relevant. The Board based its decision to approve the Management Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to every Fund, and the Board did not assign relative weights to factors discussed herein or deem any one or group of them to be controlling in and of themselves.
Form N-CSR filings must include a discussion of certain factors relating to the selection of the investment adviser and the approval of advisory fees. The “factors” enumerated by the
SEC are set forth below in italics, as well as the Board’s conclusions regarding such factors:
(1) The nature, extent and quality of services provided by the Manager.
The Trustees noted that the Manager, subject to the oversight of the Board, administers each Fund’s business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any other service providers retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. Except for the Trust’s Chief Compliance Officer and certain compliance staff, the Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.
The Board considered the scope and quality of services provided by the Manager and noted that the scope of the services provided has continued to expand as a result of regulatory and other developments. The Board noted, for example, that the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has been continuously refined and enhanced in light of new regulatory requirements. The Board considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided)
to the Trust and to each of the Funds under the Management Agreement.
(2) The investment performance of the Funds and the Manager.
In connection with every quarterly Board meeting and the summer and fall 2025 contract review process, Trustees received extensive information on the performance results of each Fund. This included, for example, performance information on absolute total return, performance versus the appropriate benchmark(s) and performance versus peer groups as reported by Lipper, the contribution to performance of the Manager’s asset class allocation decisions and volatility management strategies, if applicable, the performance of the underlying funds, and the impact on performance of rebalancing decisions, cash and Fund fees. This included Lipper performance information on the Funds for the previous quarter, and previous one-, three- and five-year periods, to the extent available. For example, in connection with the Board meetings held
June 9 and 10, 2025, and September 23, 2025, the Manager reported that, for the five-year period ended December 31, 2024, three Funds were in the top 40%, three were in the middle 20%, and three were in the bottom 40% of their respective Lipper peer groups. The Manager reported that for the three-year period ended December 31, 2024, four Funds were in the top 40%, three were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, four were in the middle 20%, and two were in the bottom 40% of their respective Lipper peer groups.
The Manager also reported on the performance of the MVP Funds compared to custom managed-volatility peer groups. For the five-year period ended December 31, 2024, six Funds were in the top 40% and one was in the middle 20% of its respective custom managed-volatility peer group. For the three-year period ended December 31, 2024, seven Funds were in the top 40% of their respective custom managed-volatility peer groups. For the one-year period ended December 31, 2024, three Funds were in the top 40%, one was in the middle 20%, and three were in the bottom 40% of their respective custom managed-volatility peer groups. The Board members discussed with the Manager and considered the impact of the volatility management strategies on performance in different market environments, where applicable, and considered whether they were operating as intended. The
Board noted, in particular, the impact on longer-term performance of certain characteristics of the Funds’ volatility management strategies in relation to volatility experienced as a result of the COVID-19 pandemic, and that relative performance had improved as the markets stabilized.
At the Board meeting held September 23, 2025, the Board also received updated performance information for the Funds, including updated Lipper peer group ranking information, for various periods ending June 30, 2025.
At the Board meeting held September 23, 2025, the Trustees determined that the investment performance of the Funds was acceptable.
(3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds.
The Board considered that the Manager receives an advisory
fee from each of the Funds. The Manager reported that for the four MVP Index Strategy Funds, the advisory fee paid was in the 37th percentile of the customized peer group. The
Manager reported that for the AZL DFA Multi-Strategy Fund, the advisory fee paid was in the 4th percentile. The Manager reported that for the AZL Balanced Index Strategy Fund, the advisory fee paid was in the 1st percentile and for the AZL MVP DFA Multi-Strategy, AZL MVP FIAM Multi-Strategy, and AZL MVP T. Rowe Price Capital Appreciation Plus Funds,
the advisory fee paid was in the 2nd percentile. (A lower percentile reflects lower fund fees and is better for fund shareholders.) Trustees were provided with information on the total expense ratios of the Funds and other funds in the customized peer groups, and the Manager reported upon the challenges in making peer group comparisons for the Funds. The
Board further considered and found that the advisory fee paid to the Manager with respect to each Fund was based on services provided to the Fund that were in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying funds in which the Fund invests.
The Manager provided information concerning the profitability of the Manager’s investment advisory activities for the period from 2022 through 2024. The Board recognized that it is difficult to make comparisons of profitability from investment company advisory agreements because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocation of expenses and the adviser’s capital structure and cost of capital. In considering profitability information, the Board considered the possible effect of certain fall-out benefits to the Manager and its affiliates. The Board focused on profitability of the Manager’s relationships with the Funds before taxes and distribution expenses. The Board recognized that the Manager should earn a reasonable level of profits for the services it provides to each Fund.
(4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale.
The Board noted that the advisory fee schedules for
the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Board recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. The Board found there was no uniform methodology for establishing breakpoints that give effect to
Fund-specific services provided by the Manager. The Board noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Board noted that the total assets in all of the Funds, as of June 30, 2025, were approximately $8 billion and that the largest Fund, the AZL MVP Growth Index Strategy Fund, had assets of approximately $1.75 billion.
The Board noted that the Manager has agreed to temporarily limit Fund expenses under the Expense Limitation Agreement, which has the effect of reducing expenses similar to implementation of advisory fee breakpoints. The Manager has committed to continue to consider the continuation of expense limits and/or advisory fee breakpoints as Fund assets change. The Board receives quarterly reports on the level of Fund assets. The Board expects to continue to consider: (a) the extent to which economies of scale have been realized, and (b) whether the advisory fee should be modified, either in connection with the next renewal of the Management Agreement or by modifying the Expense Limitation Agreement, to reflect such economies of scale, if any.
Having taken these factors into account, the Board concluded that the absence of breakpoints in the Funds’ advisory fee rate schedules was acceptable under each Fund’s circumstances.
In conclusion, after full consideration of the above factors, as well as such other factors as each member of the Board considered instructive in evaluating the Management
Agreement, the Board concluded that the advisory fees were reasonable, and that the continuation of the Management Agreement was in the best interest of the Funds.

ANNRPT1225 02/26
The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      The Code of Ethics is attached hereto.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4)      Not applicable.
(a)(5)      Not applicable

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date February 20, 2026

By (Signature and Title) /s/ Monique Labbe
                                                Monique Labbe, Principal Financial Officer

Date February 20, 2026